Cover	Sep. 22, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 22, 2025
Entity File Number	000-54995
Entity Registrant Name	I-ON Digital Corp.
Entity Central Index Key	0001580490
Entity Tax Identification Number	46-3031328
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1244 N. Stone Street, Unit 3
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60610
City Area Code	(866)
Local Phone Number	440-2278
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false